Goodwill And Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2018
Goodwill And Intangible Assets [Abstract]
Changes In The Carrying Amount Of Goodwill By Reporting Segment

(in millions)	HHI	PET	H&G	HPC	Total
As of September 30, 2016	$702.8	299.8	196.5	118.2	1,317.3
PetMatrix acquisition	—	123.8	—	—	123.8
GloFish acquisition	—	11.2	—	—	11.2
Foreign currency impact	5.9	2.3	—	1.3	9.5
As of September 30, 2017	$708.7	437.1	196.5	119.5	1,461.8
Foreign currency impact	(4.4)	(1.2)	—	(1.5)	(7.1)
As of September 30, 2018	$704.3	$435.9	$196.5	$118.0	$1,454.7

Schedule Of Carrying Value And Accumulated Amortization For Intangible Assets

	2018			2017
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	$701.3	$(275.3)	$426.0	$705.5	$(255.5)	$450.0
Technology assets	181.5	(78.2)	103.3	181.4	(61.1)	120.3
Tradenames	153.2	(105.1)	48.1	165.8	(104.7)	61.1
Total	$1,036.0	$(458.6)	$577.4	$1,052.7	$(421.3)	$631.4

Schedule Of Future Amortization Expense

(in millions)	Amortization
2019	$67.6
2020	67.4
2021	65.0
2022	56.2
2023	45.7